UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET CORPORATE BOND FUND

FORM N-Q

SEPTEMBER 30, 2010

LEGG MASON WESTERN ASSET CORPORATE BOND FUND

Schedule of Investments (unaudited)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 93.4%
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.1%
BorgWarner Inc., Senior Notes	4.625%	9/15/20	$580,000	$590,173

Automobiles - 0.5%
Motors Liquidation Co., Senior Debentures	8.250%	7/15/23	650,000	212,875	(a)
Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	8,865,000	3,036,262	(a)

Total Automobiles				3,249,137

Hotels, Restaurants & Leisure - 0.2%
Yum! Brands Inc., Senior Notes	3.875%	11/1/20	1,040,000	1,040,745

Household Durables - 0.4%
Stanley Black & Decker Inc., Senior Notes	5.200%	9/1/40	2,710,000	2,724,246

Internet & Catalog Retail - 0.2%
QVC Inc., Senior Secured Notes	7.375%	10/15/20	1,440,000	1,497,600	(b)

Leisure Equipment & Products - 0.2%
Eastman Kodak Co., Senior Notes	7.250%	11/15/13	1,050,000	1,013,250

Media - 4.9%
Comcast Cable Communications LLC, Notes	8.875%	5/1/17	3,135,000	4,058,414
Comcast Corp., Bonds	6.400%	5/15/38	3,490,000	3,872,944
Comcast Corp., Senior Notes	6.950%	8/15/37	400,000	470,583
News America Holdings Inc., Senior Debentures	8.500%	2/23/25	3,850,000	4,900,407
Omnicom Group Inc., Notes	6.250%	7/15/19	1,050,000	1,236,550
Omnicom Group Inc., Senior Notes	5.900%	4/15/16	1,460,000	1,685,507
TCI Communications Inc.	7.125%	2/15/28	180,000	206,615
Time Warner Cable Inc., Senior Notes	3.500%	2/1/15	2,370,000	2,490,116
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	780,000	1,031,687
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	140,000	181,042
Time Warner Cos. Inc., Debentures	7.570%	2/1/24	2,850,000	3,583,963
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	2,068,000	2,687,906
Time Warner Inc., Senior Debentures	7.700%	5/1/32	1,616,000	2,025,262
WPP Finance UK, Senior Notes	8.000%	9/15/14	970,000	1,157,823

Total Media				29,588,819

Multiline Retail - 1.0%
Macy’s Retail Holdings Inc.	5.350%	3/15/12	435,000	455,663
Macy’s Retail Holdings Inc., Debentures	6.650%	7/15/24	4,455,000	4,555,237
Macy’s Retail Holdings Inc., Notes	5.750%	7/15/14	1,070,000	1,139,550

Total Multiline Retail				6,150,450

TOTAL CONSUMER DISCRETIONARY				45,854,420

CONSUMER STAPLES - 5.0%
Beverages - 1.2%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	1,870,000	2,114,757
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	1,760,000	1,943,031
Diageo Finance BV	3.250%	1/15/15	2,130,000	2,254,801
Foster’s Finance Corp., Notes	4.875%	10/1/14	840,000	912,460	(b)

Total Beverages				7,225,049

Food & Staples Retailing - 1.2%
Delhaize Group, Senior Notes	6.500%	6/15/17	2,046,000	2,443,010
Kroger Co., Senior Notes	8.000%	9/15/29	1,000,000	1,328,238
Safeway Inc., Senior Notes	6.350%	8/15/17	1,350,000	1,597,609
Safeway Inc., Senior Notes	3.950%	8/15/20	1,610,000	1,622,358

Total Food & Staples Retailing				6,991,215

Food Products - 0.9%
H.J. Heinz Finance Co., Senior Notes	7.125%	8/1/39	1,950,000	2,484,641	(b)
Kraft Foods Inc., Senior Notes	5.375%	2/10/20	2,740,000	3,066,419

Total Food Products				5,551,060

Tobacco - 1.7%
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	1,750,000	2,006,365
Lorillard Tobacco Co., Senior Notes	8.125%	5/1/40	1,830,000	1,970,754
Philip Morris International Inc., Senior Notes	6.875%	3/17/14	390,000	460,174

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CORPORATE BOND FUND

Schedule of Investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - continued
Philip Morris International Inc., Senior Notes	4.500%	3/26/20	$2,990,000	$3,268,432
Reynolds American Inc., Senior Secured Notes	7.625%	6/1/16	2,270,000	2,665,977

Total Tobacco				10,371,702

TOTAL CONSUMER STAPLES				30,139,026

ENERGY - 12.1%
Energy Equipment & Services - 1.3%
Baker Hughes Inc., Senior Notes	5.125%	9/15/40	1,610,000	1,683,321
Transocean Inc., Senior Notes	5.250%	3/15/13	1,760,000	1,852,081
Transocean Inc., Senior Notes	4.950%	11/15/15	1,220,000	1,270,069
Weatherford International Ltd., Senior Notes	5.125%	9/15/20	2,700,000	2,765,513

Total Energy Equipment & Services				7,570,984

Oil, Gas & Consumable Fuels - 10.8%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	3,211,000	3,482,121
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	200,000	220,703
Apache Corp., Senior Notes	6.000%	1/15/37	1,016,000	1,156,300
BP Capital Markets PLC, Guaranteed Notes	5.250%	11/7/13	2,818,000	3,071,378
BP Capital Markets PLC, Senior Notes	3.125%	10/1/15	350,000	352,242
ConocoPhillips, Notes	6.500%	2/1/39	2,870,000	3,607,863
ConocoPhillips, Senior Notes	6.000%	1/15/20	2,130,000	2,625,585
Devon Financing Corp. ULC, Debentures	7.875%	9/30/31	2,495,000	3,351,187
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	1,660,000	1,731,163
El Paso Corp., Medium-Term Notes	7.750%	1/15/32	340,000	354,742
Energy Transfer Partners LP, Senior Notes	9.700%	3/15/19	580,000	770,645
Enterprise Products Operating LLC, Senior Notes	6.500%	1/31/19	1,845,000	2,153,630
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	1,620,000	1,749,849
EOG Resources Inc., Senior Notes	5.875%	9/15/17	2,130,000	2,512,444
Gazprom, Loan Participation Notes	6.212%	11/22/16	143,000	152,652	(b)
Hess Corp., Notes	8.125%	2/15/19	1,220,000	1,606,656
Hess Corp., Notes	7.875%	10/1/29	2,574,000	3,341,204
Hess Corp., Senior Bonds	6.000%	1/15/40	1,520,000	1,675,993
Kerr-McGee Corp., Notes	6.950%	7/1/24	390,000	426,400
Kinder Morgan Energy Partners LP, Medium-Term Notes	6.950%	1/15/38	1,420,000	1,621,859
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	2,252,000	2,361,785	(b)
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	13,069,000	14,342,313
Petrobras International Finance Co., Global Notes	5.875%	3/1/18	2,487,000	2,775,974
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	1,002,000	1,114,269
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	3,229,000	2,825,375	(b)
Shell International Finance BV, Senior Notes	3.100%	6/28/15	1,500,000	1,580,901
Statoil ASA, Senior Notes	3.125%	8/17/17	2,080,000	2,166,461
Tennessee Gas Pipeline Co., Senior Notes	8.375%	6/15/32	1,000,000	1,216,226
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	174,000	194,010	(b)
Williams Partners LP, Senior Notes	5.250%	3/15/20	1,320,000	1,437,634

Total Oil, Gas & Consumable Fuels				65,979,564

TOTAL ENERGY				73,550,548

FINANCIALS - 36.0%
Capital Markets - 4.4%
Credit Suisse AG, Subordinated Notes	5.400%	1/14/20	2,440,000	2,607,660
Goldman Sachs Capital I, Capital Securities	6.345%	2/15/34	4,720,000	4,563,542
Goldman Sachs Capital II, Junior Subordinated Bonds	5.793%	6/1/12	3,555,000	3,035,081	(c)(d)
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	1,120,000	1,244,200
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	1,350,000	1,425,557

Kaupthing Bank HF, Senior Notes	5.750%	10/4/11	3,303,000	900,068	(a)(b)(e)
Kaupthing Bank HF, Senior Notes	7.625%	2/28/15	1,700,000	463,250	(a)(b)(e)
Kaupthing Bank HF, Subordinated Notes	7.125%	5/19/16	7,512,000	0	(a)(b)(e)(f)
Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes	5.857%	5/31/12	7,912,000	20,571	(a)(c)(d)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	3,321,000	4,483	(a)
Merrill Lynch & Co. Inc., Senior Notes	6.400%	8/28/17	1,750,000	1,917,725
Merrill Lynch & Co. Inc., Subordinated Notes	5.700%	5/2/17	5,740,000	5,944,625

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CORPORATE BOND FUND

Schedule of Investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - continued
Merrill Lynch & Co. Inc., Subordinated Notes	6.110%	1/29/37	$1,549,000	$1,519,371
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	2,800,000	3,108,865
Morgan Stanley, Subordinated Notes	4.750%	4/1/14	65,000	67,938

Total Capital Markets				26,822,936

Commercial Banks - 10.4%
BAC Capital Trust XI, Notes	6.625%	5/23/36	3,820,000	3,991,109
BAC Capital Trust XIV, Junior Subordinated Notes	5.630%	3/15/12	6,430,000	4,669,787	(c)(d)
Banco Mercantil del Norte SA, Subordinated Bonds	6.135%	10/13/16	5,056,000	5,081,573	(b)(c)
BankAmerica Capital III, Junior Subordinated Notes	1.096%	1/15/27	585,000	415,250	(c)
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	695,000	724,537	(b)
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	1,810,000	1,866,562	(b)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,592,000	2,126,818	(b)
BB&T Capital Trust II, Junior Subordinated Notes	6.750%	6/7/36	1,100,000	1,175,051
BPCE SA, Subordinated Bonds	12.500%	9/30/19	2,383,000	2,749,360	(b)(c)(d)
CBA Capital Trust I, Junior Subordinated Notes	5.805%	6/30/15	3,510,000	3,554,991	(b)(d)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	2,650,000	2,848,750	(b)(c)(d)
Glitnir Banki HF, Notes	6.330%	7/28/11	3,063,000	949,530	(a)(b)(e)
Glitnir Banki HF, Subordinated Bonds	7.451%	9/14/16	4,458,000	0	(a)(b)(c)(d)(e)(f)
Glitnir Banki HF, Subordinated Notes	6.693%	6/15/16	4,757,000	0	(a)(b)(c)(e)(f)
HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds	6.071%	6/30/14	1,490,000	1,326,100	(b)(c)(d)
HSBC Capital Funding LP, Subordinated Notes	4.610%	6/27/13	760,000	726,995	(b)(c)(d)
HSBC Finance Capital Trust IX, Junior Subordinated Notes	5.911%	11/30/35	2,500,000	2,359,375	(c)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	657,000	662,139	(b)(c)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	218,000	219,414	(b)(c)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	700,000	709,099	(b)
Landsbanki Islands HF	7.431%	10/19/17	4,230,000	0	(a)(b)(c)(d)(e)(f)
Lloyds TSB Bank PLC, Bonds	4.375%	1/12/15	880,000	902,098	(b)
Lloyds TSB Bank PLC, Notes	5.800%	1/13/20	270,000	283,354	(b)
Rabobank Nederland NV, Junior Subordinated Notes	11.000%	6/30/19	2,746,000	3,580,369	(b)(c)(d)
Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Bonds	7.191%	7/30/15	3,204,000	3,143,714	(b)(c)(d)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/29/17	500,000	373,750	(a)(c)(d)
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	1,100,000	1,199,054
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	10/1/14	1,820,000	1,825,726
Royal Bank of Scotland Group PLC, Subordinated Notes	5.050%	1/8/15	760,000	762,191
Royal Bank of Scotland PLC, Senior Notes	4.875%	3/16/15	300,000	315,937
Royal Bank of Scotland PLC, Senior Notes	3.950%	9/21/15	880,000	890,196
Shinsei Finance Cayman Ltd., Junior Subordinated Bonds	6.418%	7/20/16	2,127,000	1,396,582	(b)(c)(d)
SunTrust Capital, Trust Preferred Securities	6.100%	12/1/36	2,096,000	1,955,394	(c)
SunTrust Preferred Capital I	5.853%	12/15/11	424,000	322,770	(c)(d)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.800%	3/15/11	7,790,000	6,913,625	(c)(d)
Wachovia Corp., Subordinated Notes	5.625%	10/15/16	311,000	346,433
Wells Fargo Capital X, Capital Securities	5.950%	12/1/36	3,069,000	3,005,462

Total Commercial Banks				63,373,095

Consumer Finance - 4.4%
Ally Financial Inc., Debentures	0.000%	6/15/15	40,000	28,900
Ally Financial Inc., Senior Notes	7.500%	12/31/13	4,845,000	5,196,262
Ally Financial Inc., Senior Notes	8.300%	2/12/15	1,790,000	1,955,575	(b)
Ally Financial Inc., Subordinated Notes	8.000%	12/31/18	1,058,000	1,097,675
American Express Co., Subordinated Debentures	6.800%	9/1/66	3,029,000	3,051,717	(c)
Ford Motor Credit Co., LLC, Senior Notes	7.000%	4/15/15	3,030,000	3,240,939
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	2,600,000	3,277,635
GMAC Inc., Senior Notes	8.000%	11/1/31	3,574,000	3,850,985
HSBC Finance Corp., Senior Notes	5.500%	1/19/16	1,260,000	1,385,383

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CORPORATE BOND FUND

Schedule of Investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Finance - continued
SLM Corp., Medium-Term Notes	5.050%	11/14/14	$454,000	$432,729
SLM Corp., Medium-Term Notes, Senior Notes	5.000%	10/1/13	325,000	318,713
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	430,000	434,935
SLM Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	2,030,000	2,017,723
SLM Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	816,000	629,257

Total Consumer Finance				26,918,428

Diversified Financial Services - 12.0%
AES El Salvador Trust, Senior Notes	6.750%	2/1/16	5,814,000	5,464,724	(b)
AIG SunAmerica Global Financing VI, Senior Secured Notes	6.300%	5/10/11	5,170,000	5,299,250	(b)
Bank of America Corp., Senior Notes	4.500%	4/1/15	510,000	535,659
Bank of America Corp., Senior Notes	7.625%	6/1/19	380,000	451,361
Bank of America Corp., Senior Notes	5.625%	7/1/20	590,000	624,625
Beaver Valley Funding Corp., Senior Secured Bonds	9.000%	6/1/17	729,000	807,265
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	1,210,000	1,317,387
CDP Financial Inc., Senior Notes	3.000%	11/25/14	1,740,000	1,808,620	(b)
Citigroup Inc., Senior Notes	6.375%	8/12/14	5,410,000	6,012,847
Citigroup Inc., Senior Notes	5.500%	10/15/14	1,360,000	1,477,032
Citigroup Inc., Senior Notes	6.010%	1/15/15	1,230,000	1,353,544
Citigroup Inc., Senior Notes	6.875%	3/5/38	3,500,000	3,922,009
Citigroup Inc., Senior Notes	8.125%	7/15/39	4,760,000	6,031,996
General Electric Capital Corp., Medium-Term Notes	6.750%	3/15/32	275,000	306,632
General Electric Capital Corp., Senior Notes	5.900%	5/13/14	1,350,000	1,530,274
General Electric Capital Corp., Senior Notes	6.000%	8/7/19	5,970,000	6,729,062
General Electric Capital Corp., Senior Notes	4.375%	9/16/20	4,160,000	4,183,766
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	1,500,000	1,728,370
General Electric Capital Corp., Senior Notes, Medium-Term Notes	6.150%	8/1/37	50,000	52,538
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	3,975,000	3,989,906	(c)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	4,253,000	2,892,040	(b)(c)
International Lease Finance Corp., Medium-Term Notes	6.375%	3/25/13	1,320,000	1,333,200
International Lease Finance Corp., Notes	5.875%	5/1/13	5,351,000	5,377,755
JPMorgan Chase & Co., Subordinated Notes	1.549%	9/1/15	1,035,000	1,028,683	(c)
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	136,000	154,143
JPMorgan Chase Capital XXV, Junior Subordinated Notes	6.800%	10/1/37	720,000	734,091
JPMorgan Chase Capital XXVII, Junior Subordinated Notes	7.000%	11/1/39	970,000	999,006
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	7,228,000	6,938,880	(b)(c)

Total Diversified Financial Services				73,084,665

Insurance - 4.5%
ACE INA Holdings Inc., Senior Notes	5.700%	2/15/17	1,488,000	1,669,768
Allstate Corp., Junior Subordinated Debentures	6.500%	5/15/57	3,221,000	3,003,583	(c)
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	2,294,000	1,978,575
ASIF Global Financing XIX	4.900%	1/17/13	90,000	92,475	(b)
AXA SA, Subordinated Bonds	8.600%	12/15/30	1,630,000	1,889,331
CNA Financial Corp., Senior Notes	5.875%	8/15/20	1,210,000	1,236,097
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	850,000	953,688

Hartford Financial Services Group Inc., Senior Notes	6.300%	3/15/18	550,000	594,885
Liberty Mutual Group, Junior Subordinated Bonds	7.800%	3/15/37	2,050,000	1,957,750	(b)
Liberty Mutual Group, Senior Notes	5.750%	3/15/14	720,000	757,467	(b)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	7,352,000	6,910,880
Prudential Financial Inc., Junior Subordinated Debentures	8.875%	6/15/38	2,320,000	2,610,000	(c)
Travelers Cos. Inc., Junior Subordinated Debentures	6.250%	3/15/37	4,036,000	3,879,597	(c)

Total Insurance				27,534,096

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CORPORATE BOND FUND

Schedule of Investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Real Estate Investment Trusts (REITs) - 0.3%
Digital Realty Trust LP, Bonds	5.875%	2/1/20	$100,000	$106,504	(b)
Health Care REIT Inc., Senior Notes	5.875%	5/15/15	1,440,000	1,582,661

Total Real Estate Investment Trusts (REITs)				1,689,165

TOTAL FINANCIALS				219,422,385

HEALTH CARE - 6.7%
Biotechnology - 0.7%
Amgen Inc., Senior Notes	3.450%	10/1/20	4,030,000	4,065,577

Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp., Senior Notes	6.000%	1/15/20	2,200,000	2,350,581
Hospira Inc., Senior Notes	6.050%	3/30/17	1,509,000	1,735,352

Total Health Care Equipment & Supplies				4,085,933

Health Care Providers & Services - 4.8%
Aetna Inc., Senior Notes	6.000%	6/15/16	695,000	816,426
Aetna Inc., Senior Notes	3.950%	9/1/20	1,490,000	1,491,404
AmerisourceBergen Corp., Senior Notes	4.875%	11/15/19	1,270,000	1,374,771
Coventry Health Care Inc., Senior Notes	5.950%	3/15/17	1,150,000	1,151,948
HCA Inc., Senior Notes	6.300%	10/1/12	1,790,000	1,825,800
HCA Inc., Senior Notes	6.250%	2/15/13	2,130,000	2,177,925
HCA Inc., Senior Notes	5.750%	3/15/14	150,000	148,688
HCA Inc., Senior Notes	6.500%	2/15/16	3,303,000	3,319,515
HCA Inc., Senior Secured Notes	9.125%	11/15/14	1,100,000	1,161,875
Humana Inc., Senior Notes	6.450%	6/1/16	600,000	666,883
Humana Inc., Senior Notes	6.300%	8/1/18	3,657,000	4,003,515
Medco Health Solutions Inc., Senior Notes	4.125%	9/15/20	2,090,000	2,120,637
UnitedHealth Group Inc., Senior Notes	5.000%	8/15/14	310,000	342,237
UnitedHealth Group Inc., Senior Notes	6.000%	11/15/17	96,000	112,184
Universal Health Services Inc., Notes	7.125%	6/30/16	4,053,000	4,364,566
WellPoint Inc., Notes	5.875%	6/15/17	1,560,000	1,800,421
WellPoint Inc., Senior Notes	4.350%	8/15/20	2,220,000	2,305,641

Total Health Care Providers & Services				29,184,436

Life Sciences Tools & Services - 0.3%
Life Technologies Corp., Senior Notes	6.000%	3/1/20	1,860,000	2,110,888

Pharmaceuticals - 0.2%
Abbott Laboratories, Senior Notes	5.125%	4/1/19	1,280,000	1,477,838

TOTAL HEALTH CARE				40,924,672

INDUSTRIALS - 6.2%
Aerospace & Defense - 1.1%
BAE Systems Holdings Inc., Senior Notes	5.200%	8/15/15	1,118,000	1,235,101	(b)
Boeing Co., Senior Notes	4.875%	2/15/20	1,790,000	2,048,730
L-3 Communications Corp., Senior Subordinated Notes	6.375%	10/15/15	3,320,000	3,440,350

Total Aerospace & Defense				6,724,181

Airlines - 1.5%
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	460,000	489,325	(f)
Continental Airlines Inc., Pass-Through Certificates	6.545%	2/2/19	94,958	98,994
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	1,960,000	2,136,400
Continental Airlines Inc., Senior Secured Notes	7.256%	3/15/20	824,252	863,404
Delta Air Lines, Pass-Through Trust, Senior Secured Notes	7.750%	12/17/19	1,524,595	1,692,300
Delta Air Lines Inc., Pass-Through Certificates	7.711%	9/18/11	2,120,000	2,173,000
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Notes	7.570%	11/18/10	457,000	459,742
United Airlines, Pass-Through Trust, Secured Notes	9.750%	1/15/17	685,242	755,480
United Airlines, Pass-Through Trust, Senior Secured Notes	10.400%	11/1/16	613,950	684,554

Total Airlines				9,353,199

Commercial Services & Supplies - 0.7%
Allied Waste North America Inc., Senior Notes	7.125%	5/15/16	1,160,000	1,244,090

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CORPORATE BOND FUND

Schedule of Investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Services & Supplies - continued
Republic Services Inc., Senior Notes	5.000%	3/1/20	$1,400,000	$1,526,911
Republic Services Inc., Senior Notes	5.250%	11/15/21	1,640,000	1,815,854

Total Commercial Services & Supplies				4,586,855

Industrial Conglomerates - 0.6%
Hutchison Whampoa International Ltd., Notes	5.750%	9/11/19	580,000	646,509	(b)
Hutchison Whampoa International Ltd., Notes	4.625%	9/11/15	2,740,000	2,935,307	(b)

Total Industrial Conglomerates				3,581,816

Machinery - 0.6%
Valmont Industries Inc., Senior Notes	6.625%	4/20/20	3,310,000	3,416,056

Road & Rail - 1.7%
Asciano Finance Ltd., Senior Notes	3.125%	9/23/15	2,260,000	2,269,607	(b)
Asciano Finance Ltd., Senior Notes	4.625%	9/23/20	1,970,000	1,990,835	(b)
Burlington Northern Santa Fe LLC, Senior Notes	3.600%	9/1/20	1,730,000	1,755,232
Norfolk Southern Corp., Senior Notes	7.875%	5/15/43	348,000	492,497
Union Pacific Corp., Debentures	6.625%	2/1/29	2,988,000	3,596,270

Total Road & Rail				10,104,441

TOTAL INDUSTRIALS				37,766,548

INFORMATION TECHNOLOGY - 2.0%
Electronic Equipment, Instruments & Components - 0.8%
Agilent Technologies Inc., Senior Notes	5.000%	7/15/20	3,060,000	3,253,221
Corning Inc., Senior Notes	5.750%	8/15/40	1,700,000	1,809,930

Total Electronic Equipment, Instruments & Components				5,063,151

IT Services - 0.8%
Fiserv Inc., Senior Notes	4.625%	10/1/20	2,930,000	2,967,352
Mantech International Corp., Senior Notes	7.250%	4/15/18	1,550,000	1,615,875

Total IT Services				4,583,227

Semiconductors & Semiconductor Equipment - 0.1%
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	780,000	910,465

Software - 0.3%
Symantec Corp., Senior Notes	4.200%	9/15/20	1,820,000	1,831,007

TOTAL INFORMATION TECHNOLOGY				12,387,850

MATERIALS - 5.4%
Chemicals - 1.5%
Dow Chemical Co., Debentures	7.375%	11/1/29	800,000	927,914
Dow Chemical Co., Notes	5.700%	5/15/18	830,000	903,814
E.I. du Pont de Nemours & Co., Senior Notes	4.900%	1/15/41	4,250,000	4,253,553
Lubrizol Corp., Senior Notes	8.875%	2/1/19	1,340,000	1,743,611
Potash Corp. of Saskatchewan Inc., Senior Notes	6.500%	5/15/19	980,000	1,147,437

Total Chemicals				8,976,329

Containers & Packaging - 0.1%
Ball Corp., Senior Notes	6.625%	3/15/18	430,000	453,650

Metals & Mining - 3.8%
Anglo American Capital PLC, Senior Notes	2.150%	9/27/13	1,540,000	1,552,295	(b)
Freeport-McMoRan Copper & Gold Inc., Senior Notes	8.375%	4/1/17	7,309,000	8,169,006
Nucor Corp., Senior Notes	4.125%	9/15/22	1,500,000	1,531,251
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	1,630,000	2,278,305
Southern Copper Corp., Senior Notes	5.375%	4/16/20	730,000	776,491
Vale Overseas Ltd., Notes	6.875%	11/21/36	7,097,000	8,125,767
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	640,000	691,200	(b)

Total Metals & Mining				23,124,315

TOTAL MATERIALS				32,554,294

TELECOMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 5.9%
AT&T Corp., Senior Notes	8.000%	11/15/31	57,000	76,471
AT&T Inc., Global Notes	5.600%	5/15/18	1,420,000	1,661,932
AT&T Inc., Senior Notes	5.350%	9/1/40	8,037,896	8,105,881	(b)
British Telecommunications PLC, Bonds	9.875%	12/15/30	1,575,000	2,198,654

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Telecommunication Services - continued
Deutsche Telekom International Finance BV, Senior Bonds	9.250%	6/1/32	$670,000	$973,123
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	2,478,000	2,862,157
Embarq Corp., Notes	7.082%	6/1/16	430,000	478,466
Embarq Corp., Notes	7.995%	6/1/36	2,718,000	2,897,994
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	1,090,000	1,506,333
Telecom Italia Capital SpA, Senior Notes	6.000%	9/30/34	3,850,000	3,643,074
Telecom Italia Capital SpA, Senior Notes	7.200%	7/18/36	2,070,000	2,232,615
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	620,000	710,727
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	3,390,000	3,695,114
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	714,000	857,718
Verizon Global Funding Corp., Senior Notes	7.750%	6/15/32	1,915,000	2,482,024
Verizon Global Funding Corp., Senior Notes	5.850%	9/15/35	1,494,000	1,614,974
Vimpel Communications, Loan Participation Notes	8.375%	4/30/13	150,000	162,563	(b)

Total Diversified Telecommunication Services				36,159,820

Wireless Telecommunication Services - 1.6%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	1,010,000	1,144,548
American Tower Corp., Senior Notes	4.625%	4/1/15	2,000,000	2,135,104
Rogers Cable Inc., Senior Secured Second Priority Notes	6.250%	6/15/13	589,000	663,211
Sprint Capital Corp., Global Notes	6.900%	5/1/19	2,240,000	2,262,400
Sprint Capital Corp., Senior Notes	8.375%	3/15/12	240,000	258,000
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	3,000,000	3,165,000

Total Wireless Telecommunication Services				9,628,263

TOTAL TELECOMMUNICATION SERVICES				45,788,083

UTILITIES - 5.0%
Electric Utilities - 3.5%
Cleveland Electric Illuminating Co., Senior Secured Notes	7.880%	11/1/17	850,000	1,066,753
Commonwealth Edison Co., First Mortgage Bonds	5.800%	3/15/18	1,420,000	1,663,635
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000	1,011,200
Edison International, Senior Notes	3.750%	9/15/17	3,650,000	3,748,170
EEB International Ltd., Senior Bonds	8.750%	10/31/14	1,830,000	2,003,850	(b)
FirstEnergy Corp., Notes	6.450%	11/15/11	13,000	13,626
FirstEnergy Corp., Notes	7.375%	11/15/31	5,138,000	5,598,128
FirstEnergy Solutions Corp., Senior Notes	4.800%	2/15/15	910,000	979,085
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	2,915,000	3,315,474
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	500,000	665,292
Virginia Electric and Power Co., Senior Notes	8.875%	11/15/38	720,000	1,099,349

Total Electric Utilities				21,164,562

Gas Utilities - 0.2%
Southern Natural Gas Co., Notes	5.900%	4/1/17	1,165,000	1,284,578	(b)

Independent Power Producers & Energy Traders - 1.3%
Dynegy Holdings Inc., Senior Notes	8.750%	2/15/12	1,690,000	1,702,675
Energy Future Holdings Corp., Senior Notes	5.550%	11/15/14	38,000	20,520
Energy Future Holdings Corp., Senior Notes	10.875%	11/1/17	28,000	16,940
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	1,425,287	687,701	(g)
Energy Future Holdings Corp., Senior Notes	6.500%	11/15/24	6,079,000	2,355,612
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	3,484,795	3,475,787

Total Independent Power Producers & Energy Traders				8,259,235

TOTAL UTILITIES				30,708,375

TOTAL CORPORATE BONDS & NOTES (Cost - $581,183,225)				569,096,201

ASSET-BACKED SECURITIES - 1.2%
FINANCIALS - 1.2%
Automobiles - 0.6%
AESOP Funding II LLC, 2010-3A A	4.640%	5/20/16	580,000	618,172	(b)
Hertz Vehicle Financing LLC, 2009-2A A1	4.260%	3/25/14	2,520,000	2,645,368	(b)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - continued
Hertz Vehicle Financing LLC, 2009-2X A2	5.290%	3/25/16	$400,000	$440,767	(b)(f)

Total Automobiles				3,704,307

Student Loan - 0.6%
Education Funding Capital Trust, 2003-3 A6	1.520%	12/15/42	200,000	190,750	(c)
Education Funding Capital Trust, 2004-1 A5	1.450%	6/15/43	850,000	782,000	(c)
Student Loan Consolidation Center, 2002-1 A6	1.789%	3/1/42	2,900,000	2,653,500	(b)(c)

Total Student Loan				3,626,250

TOTAL ASSET-BACKED SECURITIES (Cost - $7,135,705)				7,330,557

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.192%	9/25/37	2,280,897	2,174,867	(c)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.139%	9/25/37	2,393,988	2,340,496	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $4,633,700)				4,515,363

COLLATERALIZED SENIOR LOANS - 0.5%
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC, Term Loan (Cost - $3,258,676)	6.875%	8/11/15	3,280,000	3,280,000	(f)(g)(j)

MORTGAGE-BACKED SECURITIES - 0.0%
FHLMC - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC) (Cost - $34,978)	2.611%	9/1/24	34,957	36,683	(c)

SOVEREIGN BONDS - 0.5%
Russia - 0.5%
RSHB Capital, Loan Participation Notes, Secured Notes (Cost - $2,740,000)	7.125%	1/14/14	2,740,000	2,962,762	(b)

MUNICIPAL BONDS - 0.4%
Georgia - 0.4%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	1,510,000	1,625,032
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	1,030,000	1,092,531

TOTAL MUNICIPAL BONDS (Cost - $2,540,000)				2,717,563

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.2%
U.S. Government Agencies - 0.5%
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	1,750,000	1,157,846
Tennessee Valley Authority, Notes	5.250%	9/15/39	1,485,000	1,730,381

Total U.S. Government Agencies				2,888,227

U.S. Government Obligations - 0.7%
U.S. Treasury Notes	2.625%	8/15/20	4,120,000	4,159,268

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost - $6,656,512)				7,047,495

			SHARES
PREFERRED STOCKS - 0.9%
FINANCIALS - 0.9%
Commercial Banks - 0.1%
Santander Finance Preferred SA Unipersonal	10.500%		22,375	632,765

Diversified Financial Services - 0.7%
Citigroup Capital XII, Junior Subordinated Notes	8.500%		114,750	3,030,547	(c)
Citigroup Capital XIII, Junior Subordinated Notes	7.875%		48,825	1,264,568	*(c)

Total Diversified Financial Services				4,295,115

Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage Corp. (FHLMC)	8.375%		595,470	256,052	*(c)
Federal National Mortgage Association (FNMA)	8.250%		82,500	35,887	*(c)

Total Thrifts & Mortgage Finance				291,939

TOTAL PREFERRED STOCKS (Cost - $15,301,988)				5,219,819

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $623,484,784)				602,206,443

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.2%
U.S. Government Agencies - 0.2%
Federal National Mortgage Association (FNMA), Discount Notes (Cost - $1,323,072)	0.220 - 0.240%	5/9/11	$1,325,000	$1,323,543	(h)(i)

TOTAL INVESTMENTS - 99.0% (Cost - $624,807,856#)				603,529,986
Other Assets in Excess of Liabilities - 1.0%				6,042,575

TOTAL NET ASSETS - 100.0%				$609,572,561

*	Non-income producing security.

(a)	The coupon payment on these securities is currently in default as of September 30, 2010.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Illiquid security.

(f)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(h)	Rate shown represents yield-to-maturity.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Interest rates disclosed represent the effective rates on loans and debt securities. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Funds’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

DESCRIPTION	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Long-term investments†:
Corporate bonds & notes	—	$569,096,201	$0	*	$569,096,201
Asset-backed securities	—	6,889,790	440,767		7,330,557
Collateralized mortgage obligations	—	4,515,363	—		4,515,363
Collateralized senior loans	—	—	3,280,000		3,280,000
Mortgage-backed securities	—	36,683	—		36,683
Municipal bonds	—	2,717,563	—		2,717,563
Sovereign bonds	—	2,962,762	—		2,962,762
U.S. government & agency obligations	—	7,047,495	—		7,047,495

Notes to Schedule of Investments (unaudited) (continued)

DESCRIPTION	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Preferred stocks	$5,219,819	—	—	5,219,819

Total long-term investments	$5,219,819	$593,265,857	$3,720,767	$602,206,443

Short-term investments†	—	1,323,543	—	1,323,543

Total investments	$5,219,819	$594,589,400	$3,720,767	$603,529,986

Other financial instruments:
Future contracts	$(1,371,254)	—	—	$(1,371,254)

Total	$3,848,565	$594,589,400	$3,720,767	$602,158,732

†	See Schedule of Investments for additional detailed categorizations.

*	Value is less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES		ASSET- BACKED SECURITIES	COLLATERALIZED SENIOR LOANS	TOTAL
Balance as of December 31, 2009	—		—	—	—
Accrued premiums/discounts	—		—	$488	$488
Realized gain (loss)	—		—	—	—
Change in unrealized appreciation (depreciation)(1)	—		$29,767	21,324	51,091
Net purchases (sales)	—		411,000	3,258,188	3,669,188
Transfers into Level 3	$0	*	—	—	0	*
Transfers out of Level 3	—		—	—	—

Balance as of September 30, 2010	$0	*	$440,767	$3,280,000	$3,720,767

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2010(1)	—		$29,767	$21,324	$51,091

*	Value is less than $1.

(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Notes to Schedule of Investments (unaudited) (continued)

(d) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$44,549,196
Gross unrealized depreciation	(65,827,066)

Net unrealized depreciation	$(21,277,870)

At September 30, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Buy:
Ultra-Long U.S. Treasury Bonds	63	12/10	$9,011,877	$8,900,719	$(111,158)

Contracts to Sell:
U.S. Treasury 5-Year Notes	48	12/10	5,774,907	5,801,625	(26,718)
U.S. Treasury 10-Year Notes	809	12/10	100,868,769	101,971,922	(1,103,153)
U.S. Treasury 30-Year Bonds	50	12/10	6,555,713	6,685,938	(130,225)

					(1,260,096)

Net unrealized loss on open futures contracts					$(1,371,254)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2010:

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts	—	$(1,371,254)

Notes to Schedule of Investments (unaudited) (continued)

During the period ended September 30, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$18,250,310

Futures contracts (to sell)	106,859,262

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 23, 2010